Restatement Previous Financial Statements (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax payable	$ 6,062	$ 191
Deferred income tax		423
Accrued expenses and accounts payable with respect to Projects	$ 7,725	3,882
Progress payments in excess of accumulated costs with respect to projects		5,646
Shareholders' Equity	$ 17,755	1,725	$ (1,397)	$ (1,117)	$ (886)
Previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax payable		310
Deferred income tax		555
Accrued expenses and accounts payable with respect to Projects		3,568
Progress payments in excess of accumulated costs with respect to projects		4,956
Shareholders' Equity		2,478
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax payable		(119)
Deferred income tax		(132)
Accrued expenses and accounts payable with respect to Projects		314
Progress payments in excess of accumulated costs with respect to projects		690
Shareholders' Equity		$ (753)